SHARE CAPITAL (Schedule of Warrant Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of warrants
Outstanding at beginning of year	0	4,000	4,000
Granted	0	0	48,055
Exercised	0	0	(48,055)
Canceled and forfeited	0	(4,000)	0
Outstanding at end of year	0	0	4,000
Exercisable at end of year	0	0	4,000
Weighted average exercise price
Outstanding at beginning of year	$ 0	$ 20	$ 20
Granted	0	0	0.38
Exercised	0	0	0.38
Canceled and forfeited	0	20	0
Outstanding at end of year	0	0	20
Exercisable at end of year	$ 0	$ 0	$ 20